Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Current assets:
Cash and cash equivalents		$ 32,004,995		$ 60,430,786
Digital assets		43,978,454		8,010,538
Accounts receivable, net		3,838,433		6,269,847
Prepayments		39,566,121		12,523,989
Other current assets		1,843,266		300,777
Total current assets		121,268,999		87,573,253
Non-current assets:
Equipment, net		81,856,915		106,290,963
Deposits		2,682,520
Deferred tax assets, net		4,224,217		4,471,142
Total non-current assets		88,763,652		110,762,105
Total assets		210,032,651		198,335,358
Current liabilities:
Accounts payables		805,956		38,122
Contract liabilities		47,724,600		6,442,873
Taxes payable		2,232,728		5,126,203
Accrued expenses and other payables		5,367,798		3,291,619
Total current liabilities		86,359,996		82,061,006
Non-current liabilities:
Long-term payables		102,435,202		109,435,141
Deferred tax liabilities, net		3,903,780
Total non-current liabilities		106,338,982		109,435,141
Total liabilities		192,698,978		191,496,147
Commitments and contingencies
Stockholders’ equity:
Ordinary share, value		15,000		15,000
Treasury shares (204,348 acquired as of December 31, 2023 and 2022)		(2,000,000)		(2,000,000)
Additional paid-in capital		1,547,500		1,547,500
Retained earnings		17,771,173		7,276,711
Total stockholders’ equity		17,333,673		6,839,211
Total liabilities and stockholders’ equity		210,032,651		198,335,358
Arisz Acquisition Corp.
Current assets:
Cash and cash equivalents			$ 215,059		$ 173,789
Prepayments			21,896		16,836
Total current assets			236,955		190,625
Investments held in Trust Account			34,107,463		69,418,075
Non-current assets:
Total assets			34,344,418		69,608,700
Current liabilities:
Accounts payable and accrued expenses			324,851		103,063
Interest payable to Bitfufu			51,229
Franchise tax payable			20,000		46,800
Excise tax payable			391,931
Promissory note – Bitfufu			2,380,000
Current liabilities:
Taxes payable			162,383		76,625
Total current liabilities			3,330,394		226,488
Deferred underwriting fee payable			2,587,500		2,587,500
Non-current liabilities:
Total liabilities			5,917,894		2,813,988
Common stock subject to possible redemption, 3,154,365 shares and 6,900,000 shares at redemption value of $10.81 per share and $10.06 per share as of September 30, 2023 and 2022, respectively			34,107,463		69,418,075
Stockholders’ equity:
Ordinary share, value	[1]		200		200
Retained earnings			(5,681,139)		(2,623,563)
Total stockholders’ equity			(5,680,939)		(2,623,363)
Total liabilities and stockholders’ equity			$ 34,344,418		$ 69,608,700
Related Party
Current assets:
Amount due from related parties		37,730		37,316
Current liabilities:
Amount due to a related party		$ 30,228,914		$ 67,162,189

[1]	Shares were retroactively restated to reflect a 1.2-for-1.0 stock split occurred in October 2021.